Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income (loss) before taxes

	2020	2019
U.S. income (loss) before taxes	$(31,666,084)	$(18,468,776)
Foreign income (loss) before taxes	—	—
Total income (loss) before taxes	$(31,666,084)	$(18,468,776)

Schedule of components of income tax expense

	2020	2019
Statutory U.S. federal rate	$(6,649,878)	$(3,878,443)
State income tax net of federal benefit	(1,141,758)	(767,428)
Permanent items	77,747	109,580
Other prior year adjustments	(99,275)	(1,339)
Rate adjustment	(12,921)	65,267
Valuation allowance	7,826,085	4,472,363
Total income tax expense (benefit)	$—	$—

Summary of components of deferred tax assets and liabilities

	2020	2019
Net operating loss carryforwards	$24,923,945	$18,039,466
Amortizable assets	6,321	7,143
Equity compensation	50,118	77,916
Salaries and wages	1,048,104	151,442
Deferred rent	—	133,387
Deferred revenue	861,120	544,415
Leasehold improvements	611,657	—
Other	303,317	26,535
Total deferred tax assets	27,804,582	18,980,304
Less: valuation allowance	(25,316,127)	(17,490,042)
Net deferred tax asset	2,488,455	1,490,262
Operating lease ROU	(545,045)	—
Fixed assets	(1,943,410)	(1,490,262)
Total deferred tax liabilities	(2,488,455)	(1,490,262)
Net deferred tax assets (liabilities)	$—	$—

Schedule of unrecognized tax benefits

Unrecognized Tax Benefits – Beginning	$239,927
Gross increases – tax positions in prior period	—
Gross decreases – tax positions in prior period	—
Gross increase – current-period tax positions	—
Gross decrease – current-period tax positions	—
Settlements	—
Lapse of statute of limitations	—
Unrecognized Tax Benefits – Ending	$239,927